Loans	12 Months Ended
Jun. 30, 2018
Loans [Abstract]
LOANS

NOTE C - LOANS

The composition of the loan portfolio at June 30 was as follows:

(in thousands)	2018	2017

Residential real estate
One- to four-family	$207,075	$197,936
Multi-family	15,113	15,678
Construction	5,055	2,398
Land	677	1,304
Farm	2,295	2,062
Nonresidential real estate	32,413	29,211
Commercial and industrial	1,917	2,540
Consumer and other
Loans on deposits	1,470	1,607
Home equity	7,603	6,853
Automobile	63	42
Unsecured	508	400
	274,189	260,031

Undisbursed portion of loans in process	(2,136)	(296)
Deferred loan origination costs, net	(167)	42
Allowance for loan losses	(1,576)	(1,533)
	$270,310	$258,244

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio class and based on impairment method as of June 30, 2018 and 2017. There were $1.1 million and $1.7 million in loans acquired with deteriorated credit quality at June 30, 2018 and 2017, respectively.

June 30, 2018:
(in thousands)	Loans individually evaluated	Loans acquired with deteriorated credit quality*	Ending loans balance	Ending allowance attributed to loans	Unallocated allowance	Total allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$2,977	$1,138	$4,115	$--	$--	$--
Farm	310	--	310
Nonresidential real estate	122	--	122	--	--	--
	3,409	1,138	4,547	--	--	--

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family			$202,960	$795	$--	$795
Multi-family			15,113	225	--	225
Construction			5,055	8	--	8
Land			677	1	--	1
Farm			1,985	6	--	6
Nonresidential real estate			32,291	321	--	321
Commercial and industrial			1,917	3	--	3
Consumer and other
Loans on deposits			1,470	3	--	3
Home equity			7,603	13	--	13
Automobile			63	--	--	--
Unsecured			508	1	--	1
Unallocated			--	--	200	200
			269,642	1,376	200	1,576
			$274,189	$1,376	$200	$1,576

* These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.

June 30, 2017:
(in thousands)	Loans individually evaluated	Loans acquired with deteriorated credit quality*	Ending loans balance	Ending allowance attributed to loans	Unallocated allowance	Total allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$3,706	$1,676	$5,382	$--	$--	$--
Nonresidential real estate	131	--	131	--	--	--
	3,837	1,676	5,513	--	--	--

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family			$192,554	$773	$--	$773
Multi-family			15,678	243	--	243
Construction			2,398	6	--	6
Land			1,304	4	--	4
Farm			2,062	9	--	9
Nonresidential real estate			29,080	270	--	270
Commercial and industrial			2,540	6	--	6
Consumer and other
Loans on deposits			1,607	4	--	4
Home equity			6,853	17	--	17
Automobile			42	--	--	--
Unsecured			400	1	--	1
Unallocated			--	--	200	200
			254,518	1,333	200	1,533
			$260,031	$1,333	$200	$1,533

* These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.

The following tables present impaired loans by class of loans as of and for the years ended June 30, 2018 and 2017:

June 30, 2018:

(in thousands)	Unpaid Principal Balance and Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Income Recognized

With no related allowance recorded:
Residential real estate:
One- to four-family	$4,115	$--	$4,507	$97	$71
Farm	310	--	310
Nonresidential real estate	122	--	122	--	--
Total	$4,547	$--	$4,939	$97	$71

June 30, 2017:

(in thousands)	Unpaid Principal Balance and Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Income Recognized

With no related allowance recorded:
Residential real estate:
One- to four-family	$5,382	$--	$5,653	$71	$71
Nonresidential real estate	131	--	131	--	--
Consumer and other
Unsecured	--	--	7	--	--
Total	$5,513	$--	$5,784	$71	$71

The following tables present the recorded investment in nonaccrual and loans past due over 90 days still on accrual status by class of loans as of June 30, 2018 and 2017. The tables include loans acquired with deteriorated credit quality. At June 30, 2018, the table below includes approximately $764,000 of loans on nonaccrual and $374,000 of loans past due over 90 days and still accruing of loans acquired with deteriorated credit quality, while at June 30, 2017, approximately $566,000 of loans on nonaccrual and $486,000 of loans past due over 90 days and still accruing represent such loans.

	June 30, 2018		June 30, 2017
(in thousands)	Nonaccrual	Loans Past Due Over 90 Days Still Accruing	Nonaccrual	Loans Past Due Over 90 Days Still Accruing

One- to four-family residential real estate	$4,210	$2,419	$4,870	$1,770
Farm	310	--
Nonresidential real estate	708	--	151	--
Commercial and industrial	7	--
Consumer	11	--	8	11
	$5,246	$2,419	$5,029	$1,781

Troubled Debt Restructurings:

During the year ended June 30, 2018, the terms of four one- to four family residential real estate loans totaling $440,000 were modified as troubled debt restructurings (“TDRs.”) Two loans totaling $325,000 were refinanced because we determined the borrowers could likely not have obtained financing from another lender given their circumstances at the time of refinancing. Two loans totaling $93,000 were modified under Chapter 7 bankruptcy proceedings in which neither borrower re-affirmed his personal liability to repay the loan. One loan totaling $23,000 was modified to reduce the interest rate and to extend the loan term. Although the interest rate on this loan was the same rate offered to other customers at the time, the credit was determined to be a TDR because the borrower’s credit worthiness had deteriorated. Because the restructured loan bears interest at the same rate offered to other such borrowers and the repayment period was extended slightly, the borrower is expected to be able to service the debt as restructured.

During the year ended June 30, 2017, the terms of a single one- to four family residential real estate loan totaling $99,000 was modified as a troubled debt restructuring (“TDR.”) The loan was modified to extend the loan term, because the borrower was exhibiting financial difficulty in making the original debt payments. Because the restructured loan bears interest at the same rate offered to other such borrowers and the repayment period was extended slightly, the borrower is expected to be able to service the debt as restructured.

In order to determine whether a borrower is experiencing financial difficulty, we consider the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Company’s internal underwriting policy.

The Company had no allocated specific reserves to customers whose loan terms have been modified in troubled debt restructurings as of June 30, 2018 or 2017. At June 30, 2018 and 2017, TDR loans on nonaccrual status totaled $1.5 million and $1.2 million, respectively. The Company had no commitments to lend additional amounts as of June 30, 2018 and 2017, to customers with outstanding loans that are classified as troubled debt restructurings. The Company had four loans totaling $136,000 which were modified in the prior twelve months and defaulted during fiscal 2018 and had no TDR loans that were modified in the prior twelve months and default during fiscal 2017.

The following tables present the aging of the principal balance outstanding in accruing past due loans as of June 30, 2018 and 2017, by class of loans. The tables include loans acquired with deteriorated credit quality. At June 30, 2018, the table below includes $277,000 of loans 30-89 days past due and approximately $371,000 of loans past due over 90 days that were acquired with deteriorated credit quality, while at June 30, 2017, the table below includes $25,000 of loans 30-89 days past due and approximately $1.0 million of loans past due over 90 days of such loans.

June 30, 2018:

(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate:
One-to four-family	$3,182	$4,051	$7,233	$199,842	$207,075
Multi-family	792	--	792	14,321	15,113
Construction	--	--	--	5,055	5,055
Land	--	--	--	677	677
Farm	--	--	--	2,295	2,295
Nonresidential real estate	--	269	269	32,144	32,413
Commercial and industrial	--	--	--	1,917	1,917
Consumer and other:
Loans on deposits	--	--	--	1,470	1,470
Home equity	9	5	14	7,589	7,603
Automobile	--	--	--	63	63
Unsecured	3	--	3	505	508
Total	$3,986	$4,325	$8,311	$265,878	$274,189

June 30, 2017:

(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate:
One-to four-family	$5,193	$4,496	$9,689	$188,247	$197,936
Multi-family	--	--	--	15,678	15,678
Construction	--	--	--	2,398	2,398
Land	--	--	--	1,304	1,304
Farm	539	--	539	1,523	2,062
Nonresidential real estate	635	133	768	28,443	29,211
Commercial and industrial	--	--	--	2,540	2,540
Consumer and other:
Loans on deposits	--	--	--	1,607	1,607
Home equity	17	11	28	6,825	6,853
Automobile	--	--	--	42	42
Unsecured	13	--	13	387	400
Total	$6,397	$4,640	$11,037	$248,994	$260,031

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis is performed on an annual basis. The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above-described process are considered to be pass rated loans. Loans listed that are not rated are included in groups of homogeneous loans and are evaluated for credit quality based on performing status. See the aging of past due loan table above. As of June 30, 2018 and 2017, and based on the most recent analysis performed, the risk category of loans by class of loans was as follows:

June 30, 2018:
(in thousands)	Pass	Special Mention	Substandard	Doubtful	Not rated

Residential real estate:
One- to four-family	$--	$1,093	$10,215	$--	$195,767
Multi-family	14,445	--	668	--	--
Construction	5,055	--	--	--	--
Land	677	--	--	--	--
Farm	1,985	--	310	--	--
Nonresidential real estate	31,700	--	713	--	--
Commercial and industrial	1,910	--	7	--	--
Consumer and other:
Loans on deposits	1,470	--	--	--	--
Home equity	7,603	--	--	--	--
Automobile	63	--	--	--	--
Unsecured	506	--	2	--	--
Total	$65,414	$1,093	$11,915	$--	$195,767

June 30, 2017:
(in thousands)	Pass	Special Mention	Substandard	Doubtful	Not rated

Residential real estate:
One- to four-family	$--	$6,110	$9,883	$--	$181,943
Multi-family	14,541	--	1,137	--	--
Construction	2,398	--	--	--	--
Land	1,304	--	--	--	--
Farm	1,523	--	539	--	--
Nonresidential real estate	29,061	--	150	--	--
Commercial and industrial	2,513	27	--	--	--
Consumer and other:
Loans on deposits	1,607	--	--	--	--
Home equity	6,744	93	16	--	--
Automobile	42	--	--	--	--
Unsecured	396	--	4	--	--
Total	$60,129	$6,230	$11,729	$--	$181,943

The following tables present the activity in the allowance for loan losses by portfolio segment for the years ended June 30, 2018 and 2017:

June 30, 2018:

(in thousands)	Beginning balance	Provision for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate:
One- to four-family	$773	$164	$(240)	$98	$795
Multi-family	243	(18)	--	--	225
Construction	6	2	--	--	8
Land	4	(3)	--	--	1
Farm	9	(3)	--	--	6
Nonresidential real estate	270	51	--	--	321
Commercial and industrial	6	(3)	--	--	3
Consumer and other:
Loans on deposits	4	(1)	--	--	3
Home equity	17	(4)	--	--	13
Unsecured	1	--	--	--	1
Unallocated	200	--	--	--	200
Totals	$1,533	$185	$(240)	$98	$1,576

June 30, 2017:

(in thousands)	Beginning balance	Provision for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate:
One- to four-family	$862	$132	$(226)	$5	$773
Multi-family	192	51	--	--	243
Construction	5	1	--	--	6
Land	2	2	--	--	4
Farm	3	6	--	--	9
Nonresidential real estate	217	53	--	--	270
Commercial and industrial	18	(12)	--	--	6
Consumer and other:
Loans on deposits	4	--	--	--	4
Home equity	11	6	--	--	17
Unsecured	1	3	(5)	2	1
Unallocated	200	--	--	--	200
Totals	$1,515	$242	$(231)	$7	$1,533

Purchased Loans:

The Company purchased loans during the fiscal year ended June 30, 2013 for which there was, at acquisition, evidence of deterioration of credit quality since origination and it was probable, at acquisition, that all contractually required payments would not be collected. The carrying amount of those loans, net of a purchase credit discount of $383,000 and $388,000, at June 30, 2018 and 2017, respectively, was as follows:

(in thousands)	2018	2017

Residential real estate:
One- to four-family	$1,138	$1,676

Accretable yield, or income expected to be collected on loans purchased during fiscal year 2013, for the years ended June 30 was as follows:

(in thousands)	2018	2017

Balance at beginning of year	$720	$981
Accretion of income	(86)	(159)
Reclassifications from nonaccretable difference	--	60
Disposals	--	(162)
Balance at end of year	$634	$720

For those purchased loans disclosed above, the Company made no increase in allowance for loan losses for the years ended June 30, 2018 or 2017, nor were any allowance for loan losses reversed during those years.